Fair Value Measurements - Roll-forward of Aggregate Fair Values of Liabilities Determined by Level 3 Inputs (Detail) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Success Fee Obligation
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Settlement of derivative instrument	$ (450)
Initial fair value of success fee obligation	0
Change in fair value	$ 450
Preferred Stock Tranche Obligations
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance		$ 3,375
Settlement of derivative instrument		1,621
Initial fair value of preferred stock tranche obligations			$ 3,354
Change in fair value		1,323	21
Reclassification of Tranche Right II to equity		$ (6,319)
Balance			$ 3,375